STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Research and development	$ 372,426	$ 302,079	$ 1,238,548	$ 547,996
General and administrative	1,939,148	2,746,853	10,795,007	7,304,440
Depreciation	2,908	2,860	10,475	15,809
Total operating expenses	2,314,482	3,051,792	12,044,030	7,868,245
Loss from operations	(2,314,482)	(3,051,792)	(12,044,030)	(7,868,245)
Other income (expense):
Gain on change in fair value of derivatives	(268,425)	0	3,113,580	0
Interest income (expense)	0	(1,114)	(1,298)	(11,025)
Financing costs	0	0	(529,704)	(593,770)
Total other income (expense)	(268,425)	(1,114)	2,582,578	(604,795)
Loss before income taxes	(2,582,907)	(3,052,906)	(9,461,452)	(8,473,040)
Income taxes (benefit)	0	0	0	0
Net loss	(2,582,907)	(3,052,906)	(9,461,452)	(8,473,040)
Preferred stock dividend	(32,244)	(79,395)	(351,522)	(300,359)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (2,615,151)	$ (3,132,301)	$ (9,812,974)	$ (8,773,399)
Net loss per common share, basic and diluted (in Dollars per share)	$ (0.15)	$ (0.26)	$ (0.70)	$ (0.91)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	17,074,329	12,256,418	14,103,055	9,650,275